As filed with the Securities and Exchange Commission on November 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares	Common Stocks: 99.7%	Value

	Biofuel: 2.6%
816,280	Maple Energy PLC*	$561,630

	Efficiency: 9.2%
146,000	Applied Intellectual Capital Ltd.*†^	-
1,310,000	Canada Lithium Corp.*	610,456
760,987	Carmanah Technologies Corp.*	118,206
16,000	Itron, Inc.*	685,280
28,400	WaterFurnace Renewable Energy Inc.	599,680
		2,013,622
	Geothermal: 2.7%
22,119	Ormat Technologies, Inc.	592,126

	Hydro: 6.3%
80,959	Cia Energetica de Minas Gerais ADR	699,486
29,700	Verbund AG	672,206
		1,371,692

	Solar: 35.3%
539,000	China Singyes Solar Tech	599,746
85,700	JA Solar Holdings Co., Ltd.*	871,569
39,000	Jinkosolar Holdings Co-ADR*	879,450
357,700	LDK Solar Co., Ltd. - ADR*	690,361
157,000	Renesola Ltd. - ADR*	783,430
19,860	SMA Solar Technology AG	680,422
40,000	SunPower Corp. - Class B *	1,046,400
80,500	Trina Solar Ltd. - ADR*	1,244,530
136,500	Yingli Green Energy Holding Co., Ltd. - ADR*	947,310
		7,743,218
	Wind: 43.6%
12,200	Acciona S.A.	697,646
64,987	Boralex Inc. - Class A*	664,349
3,421,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	648,393
666,000	China Longyuan Power Group Corp. - H Shares	692,113
2,337,000	China Suntien Green Energy Corp. Ltd. - H Shares	708,100
124,200	EDP Renovaveis SA	645,380
217,200	Enel Green Power SpA	465,735
83,000	Gamesa Corporation Tecnologica S.A.	728,490
392,941	Good Energy Group PLC	1,027,359
221,100	Greentech Energy Systems*	553,442
1,565,000	Huaneng Renewables Corp. Ltd. - H Shares	553,965
48,600	Nordex SE*	710,741

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares	Common Stocks: 99.7%	Value

	Wind: 43.6% - continued
383,108	Theolia SA*	$710,054
29,915	Vestas Wind Systems A/S*	759,094
		9,564,861

	Total Common Stocks	21,847,149
	(cost $28,036,861)

	Total Investments in Securities	21,847,149
	(cost $ $28,036,861): 99.7%

	Other Assets less Liabilities: 0.3%	71,915

	Net Assets: 100.0%	$21,919,064

* Non-income producing security.
† Illiquid. Illiquid securities represent 0.0% of net assets.
^ Fair value under direction of the Board of Trustees. Fair valued securities represent 0.0% of net assets.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares	Common Stocks: 100.4%	Value

	China: 39.6%
58,000	AAC Technologies Holdings Inc.	$264,636
171,000	Anhui Conch Cement Co Ltd. - H Shares	550,172
1,014,000	China Lesso Group Holdings	627,243
173,000	China Shenhua Energy Co Ltd. - H Shares	524,362
419,000	CNOOC Ltd.	846,804
784,900	db x-trackers CSI300 Index ETF	585,706
248,000	Dongfang Electric Corp. Ltd. - H Shares	361,325
189,300	Inner Mongolia Yitai - B Shares	379,736
324,000	Jiangxi Copper Co., Ltd. - H Shares	639,846
490,000	Lenovo Group Ltd.	513,338
562,000	PetroChina Co., Ltd. - H Shares	618,953
968,000	Shenzhen Expressway Co., Ltd. - H Shares	368,184
1,042,000	Soho China, Ltd.	896,110
9,800	Sohu.com Inc.*	772,534
156,000	Weichai Power Co., Ltd. - H Shares	609,446
250,800	Yanzhou Coal Mining Co., Ltd. - H Shares	245,672
		8,804,067
	Hong Kong: 16.5%
380,000	Chen Hsong Holdings	118,568
55,500	China Mobile Ltd.	624,335
156,000	Galaxy Entertainment Group Ltd.*	1,097,083
65,866	HSBC Holdings PLC	717,433
168,200	Kingboard Chemical Holdings Ltd.	432,433
484,000	Kunlun Energy Co., Ltd.	677,760
		3,667,612
	Indonesia: 2.3%
129,000	Indo Tambangraya Megah PT	292,979
1,133,000	Vale Indonesia Tbk	220,142
		513,121
	Malaysia: 5.7%
439,000	DiGi.Com Bhd	653,074
170,000	UMW Holdings Bhd	616,475
		1,269,549

	South Korea: 10.8%
3,262	Hyundai Mobis	868,106
1,216	Samsung Electronics Co., Ltd.	1,539,582
		2,407,688

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares	Common Stocks: 100.4%	Value

	Taiwan: 12.0%
16,000	Largan Precision Co., Ltd.	$538,438
174,000	Novatek Microelectronics Corp. Ltd.	720,905
2	Shin Zu Shing Co., Ltd.	4
295,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,002,723
44,000	TPK Holding Co. Ltd.	400,532
		2,662,602
	Thailand: 13.5%
137,500	Electricity Generating PCL/Foreign	545,077
347,000	Glow Energy PCL/Foreign	723,841
824,000	LPN Development PCL/Foreign	540,026
117,198	PTT Exploration & Production PCL/Foreign	612,592
56,700	PTT PCL/Foreign	572,801
		2,994,337

	Total Common Stocks	22,318,976
	(cost $18,247,283)

	Total Investments in Securities	22,318,976
	(cost $18,247,283): 100.4%

	Liabilities in Excess of Other Assets: (0.4%)	(94,832)

	Net Assets: 100.0%	$22,224,144

* Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares	Common Stocks: 100.4%	Value

	Australia: 1.6%
28,849	Incitec Pivot Ltd.	$72,522

	China: 20.0%
152,000	China Shanshui Cement Group Ltd.	58,598
218,000	Industrial & Commercial Bank of China - H Shares	152,359
47,830	Inner Mongolia Yitai - B Shares	95,947
1,400	PetroChina Co., Ltd. - ADR	153,930
67,000	Shenzhou Int'l Group	217,260
171,000	Soho China Ltd.	147,058
72,000	Yanzhou Coal Mining Co., Ltd. - H Shares	70,528
		895,680
	Hong Kong: 20.7%
62,500	BOC Hong Kong Holdings Ltd.	200,910
17,000	China Mobile Ltd.	191,238
16,500	CLP Holdings Ltd.	134,346
3,924	HSBC Holdings PLC - ADR	212,916
14,600	VTech Holdings Ltd.	187,860
		927,270
	Indonesia: 5.2%
30,500	Indo Tambangraya Megah PT	69,270
897,500	Telekomunikasi Indonesia Tbk PT	162,759
		232,029
	Malaysia: 2.9%
85,900	DiGi.Com Bhd	127,788

	Singapore: 3.7%
10,000	United Overseas Bank Ltd.	164,760

	South Korea: 4.6%
2,840	KT&G Corp.	203,485

	Taiwan: 21.8%
11,000	Asustek Computer Inc.	88,220
86,554	Lite-On Technology Corp.	146,994
37,000	Novatek Microelectronics Corp. Ltd.	153,296
10,000	St Shine Optical Co., Ltd.	275,307
70,000	Taiwan Semiconductor Manufacturing Co., Ltd.	237,934
8,000	TPK Holding Co. Ltd.	72,824
		974,575

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares	Common Stocks: 100.4%	Value

	Thailand: 19.9%
151,400	Delta Electronics Thai PCL/Foreign	$240,026
60,100	Glow Energy PCL/Foreign	125,368
151,700	LPN Development PCL/Foreign	99,420
56,820	PTT Global Chemical PCL/Foreign	135,695
17,200	PTT PCL/Foreign	173,760
357,500	Thai Tap Water Supply PCL/Foreign	114,523
		888,792

	Total Common Stocks	4,486,901
	(cost $3,658,733)

	Total Investments in Securities	4,486,901
	(cost $3,658,733): 100.4%

	Liabilities in Excess of Other Assets: (0.4%)	(16,494)

	Net Assets: 100.0%	$4,470,407

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares	Common Stocks: 100.2%	Value

	Airlines: 2.5%
1,439,000	Cathay Pacific Airways Ltd.	$2,820,150

	Auto/Truck Parts & Equipment: 2.6%
750,120	Weichai Power Co., Ltd. - H Shares	2,930,496

	Auto - Cars/Light Trucks: 2.5%
5,500,000	Geely Automobile Holdings Ltd.	2,835,237

	Building Products: 5.0%
733,000	Anhui Conch Cement Co Ltd. - H Shares	2,358,338
5,256,000	China Lesso Group Holdings Ltd.	3,251,273
		5,609,611
	Casino Hotels: 4.8%
762,000	Galaxy Entertainment Group Ltd.*	5,358,827

	Cellular Telecommunications: 3.7%
365,000	China Mobile Ltd.	4,105,988

	Chemicals - Other: 1.9%
820,000	Kingboard Chemical Holdings Ltd.	2,108,176

	Coal: 4.5%
689,000	China Shenhua Energy Co Ltd. - H Shares	2,088,354
764,116	Inner Mongolia Yitai - B Shares	1,532,817
1,366,200	Yanzhou Coal Mining Co., Ltd. - H Shares	1,338,266
		4,959,437
	Commercial Banks: 16.1%
1,328,000	BOC Hong Kong Holdings Ltd.	4,268,930
4,763,670	China Construction Bank Corp. - H Shares	3,673,727
113,281	Dah Sing Financial Holdings Ltd.	652,879
340,691	HSBC Holdings PLC	3,710,915
5,386,330	Industrial & Commercial Bank of China - H Shares	3,764,468
118,400	Wing Hang Bank Ltd.	1,795,258
		17,866,177
	Computers: 5.2%
5,519,000	Lenovo Group Ltd.	5,781,857

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares	Common Stocks: 100.2%	Value

	Distribution/Wholesale: 1.1%
960,000	Digital China Holdings Ltd.	$1,178,882

	Electronic Component - Miscellaneous: 2.3%
565,000	AAC Technologies Holdings Inc	2,577,924

	Exchange Traded Funds (ETFs): 2.6%
3,820,700	db x-trackers CSI300 INDEX ETF	2,851,071

	Gas - Distribution: 3.3%
514,000	Beijing Enterprises Holdings Ltd.	3,711,239

	Internet Application Software: 6.5%
138,200	Tencent Holdings Ltd.	7,248,644

	Internet Content - Entertainment: 5.0%
76,705	NetEase Inc - ADR	5,569,550

	Machinery - General Industries: 0.7%
2,430,000	Chen Hsong Holdings	758,210

	Metal - Copper: 2.4%
1,359,000	Jiangxi Copper Co., Ltd. - H Shares	2,683,799

	Oil - Integrated: 3.2%
3,190,000	PetroChina Co., Ltd. - H Shares	3,513,276

	Oil - Exploration & Production: 8.0%
2,793,000	CNOOC Ltd.	5,644,685
2,362,000	Kunlun Energy Co., Ltd.	3,307,581
		8,952,266
	Power Conversion/Supply Equipment: 1.5%
1,154,000	Dongfang Electric Corp., Ltd. - H Shares	1,681,326

	Public Thoroughfares: 1.1%
3,216,000	Shenzhen Expressway Co., Ltd. - H Shares	1,223,224

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares	Common Stocks: 100.2%	Value

	Real Estate Operations/Development: 4.6%
5,966,000	Soho China Ltd.	$5,130,703

	Retail - Automobile: 2.6%
3,100,000	Baoxin Auto Group Ltd.	2,874,387

	Telecommunication Equipment: 3.4%
294,000	VTech Holdings Ltd.	3,782,929

	Web Portals/ISP: 3.1%
43,250	Sohu.com Inc.*	3,409,397

	Total Common Stocks	111,522,783
	(costs $75,626,529)

	Total Investments in Securities	111,522,783
	(costs $75,626,529): 100.2%

	Liabilities in Excess of Other Assets: (0.2%)	(175,068)

	Net Assets: 100.0%	$111,347,715

* Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares	Common Stocks: 98.9%	Value

	Energy - Alternate Source: 3.8%
111,420	JA Solar Holdings Co. Ltd. - ADR*	$1,133,141
103,300	Trina Solar Ltd. - ADR*	1,597,018
		2,730,159
	Machinery - General Industries: 0.1%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares	58,501

	Oil & Gas - Drilling: 3.3%
1,658,322	Cluff Natural Resources PLC	127,522
106,170	Patterson-UTI Energy, Inc.	2,269,915
		2,397,437
	Oil & Gas - Exploration & Production: 36.4%
26,609	Apache Corp.	2,265,490
31,500	Bill Barrett Corp*	790,965
74,800	Canadian Natural Resources Ltd.	2,350,639
34,170	Carrizo Oil & Gas Inc.*	1,274,883
89,900	Chesapeake Energy Corp.	2,326,612
39,200	Devon Energy Corp.	2,264,192
120,550	Dragon Oil PLC	1,135,828
575,230	JKX Oil & Gas PLC*	586,684
87,886	Newfield Exploration Co.*	2,405,440
34,770	Noble Energy Inc.	2,329,938
46,199	Ophir Energy PLC*	249,656
192,000	Pantheon Resources PLC*	68,383
183,600	Penn Virginia Corp.*	1,220,940
28,500	QEP Resources Inc.	789,165
169,800	SOCO International PLC	1,081,695
37,100	Stone Energy Corp*	1,203,153
25,000	Triangle Petroleum Corp.*	245,500
119,408	Trinity Exploration & Production PLC*	196,210
39,400	Ultra Petroleum Corp*	810,458
48,397	Unit Corp*	2,249,976
254,740	WesternZagros Resources Ltd.*	237,416
		26,083,223
	Oil & Gas - Field Services: 10.3%
47,900	Halliburton Co.	2,306,385
90,680	Helix Energy Solutions Group, Inc.*	2,300,552
64,900	Kentz Corp Ltd.	502,011
53,000	ShawCor Ltd.	2,235,154
		7,344,102

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares	Common Stocks: 98.9%	Value

	Oil & Gas - Integrated: 42.1%
328,800	BP PLC	$2,305,379
18,800	Chevron Corp.	2,284,200
33,328	Conoco Phillips	2,316,629
98,600	ENI SpA	2,273,278
26,500	Exxon Mobil Corp.	2,280,060
268,000	Gazprom OAO - ADR	2,361,080
29,943	Hess Corp.	2,315,792
48,638	OMV AG	2,401,698
2,013,000	PetroChina Co., Ltd. - H Shares	2,216,998
70,020	Royal Dutch Shell PLC - Class A	2,309,434
101,650	Statoil ASA	2,307,442
65,776	Suncor Energy, Inc.	2,351,857
40,900	Total SA	2,377,163
		30,101,010
	Oil Refining & Marketing: 2.9%
60,299	Valero Energy Corp.	2,059,211

	Total Common Stocks	70,773,643
	(cost $64,792,822): 98.9%

	Warrants: 0.0%
829,161	Cluff Natural Resources, Expiration 5/22/15, Excerise price £0.10*†^	-
	Total Warrants
	(cost $0)

	Total Investments in Securities	70,773,643
	(cost $64,792,822): 98.9%

	Other Assets less Liabilities: 1.1%	805,713

	Net Assets: 100.0%	$71,579,356

* Non-income producing security.
† Illiquid. Illiquid securities represent 0.0% of net assets.
^ Fair value under direction of the Board of Trustees. Fair valued securities represent 0.0% of net assets.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares	Common Stocks: 93.6%	Value

	Automobile Manufacturers: 3.4%
19,780	Honda Motor Co., Ltd. - ADR	$754,409
6,010	Toyota Motor Corp. - ADR	769,460
		1,523,869
	Cable/Satellite TV: 3.6%
35,570	Comcast Corp. - Class A	1,605,985

	Commercial Bank: 6.9%
22,730	Capital One Financial Corp.	1,562,460
22,814	State Street Corp.	1,500,021
		3,062,481
	Commercial Services: 3.4%
56,380	H&R Block, Inc.	1,503,091

	Computers: 0.7%
36,660	Blackberry Ltd.*	291,447

	Diversified Manufacturing Operations: 3.5%
22,340	Danaher Corp.	1,548,609

	E-Commerce: 3.6%
28,800	eBay, Inc.*	1,606,752

	Electronics: 13.7%
65,890	Intel Corp.	1,510,265
16,390	L-3 Communications Holdings, Inc.	1,548,855
98,435	NVIDIA Corp.	1,531,649
2,360	Samsung Electronics Co., Ltd. - GDR	1,505,680
		6,096,449
	Finance - Investment Bank/Broker: 3.4%
58,480	TD Ameritrade Holding Corp.	1,531,006

	Finance - Other Services: 3.5%
8,670	IntercontinentalExchange, Inc.	1,572,911

	Machinery: 3.5%
11,770	Roper Industries, Inc.	1,563,880

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares	Common Stocks: 93.6%	Value

	Medical - Biomedical: 3.5%
24,500	Gilead Sciences, Inc.*	$1,539,580

	Oil - Integrated: 3.5%
37,120	BP PLC - ADR	1,560,154

	Prepackaged Software: 10.5%
55,020	PTC Inc.*	1,565,869
27,130	Check Point Software Technologies*	1,534,473
46,500	Oracle Corp.	1,542,405
		4,642,747
	Retail: 5.7%
67,220	Best Buy Co., Inc.	2,520,750

	Semiconductor: 7.3%
97,120	Applied Materials, Inc.	1,703,485
89,429	Taiwan Semiconductor Manufacturing Co., Ltd - ADR	1,516,716
		3,220,201
	Telecommunications: 7.1%
48,377	CenturyLink, Inc.	1,518,070
46,085	Vodafone Group PLC - ADR	1,621,270
		3,139,340
	Web Portals/ISP: 3.6%
70,460	Blucora Inc.*	1,619,171

	Wireless Equipment: 3.2%
216,422	Nokia OYJ - ADR	1,408,907

	Total Common Stocks	41,557,330
	(cost $37,173,336)

	Total Investments in Securities	41,557,330
	(cost $37,173,336) - 93.6%

	Other Assets less Liabilities - 6.4%	2,827,411

	Net Assets: 100.0%	$44,384,741

* Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON INFLATION MANAGED DIVIDEND FUND™
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares	Common Stocks: 97.5%	Value

	France: 5.7%
760	Danone SA	$57,207
1,020	Total SA	59,284
		116,491
	Germany: 3.2%
880	Deutsche Boerse AG	66,204

	Hong Kong: 2.4%
860	China Mobile Ltd. - ADR	48,530

	Italy: 2.3%
2,080	ENI SpA	47,956

	Netherlands: 2.2%
1,390	Royal Dutch Shell PLC - Class A	45,846

	United Kingdom: 31.1%
8,480	Aberdeen Asset Management PLC	51,976
1,050	AstraZeneca PLC	54,570
9,080	BAE Systems PLC	66,795
7,200	Halma PLC	66,032
9,186	ICAP PLC	55,663
1,220	Imperial Tobacco Group PLC	45,201
7,760	Meggitt PLC	68,969
890	Reckitt Benckiser Group PLC	65,125
1,390	Unilever PLC	53,684
16,740	Vodafone Group PLC	59,029
1,300	Willis Group Holding PLC	56,329
		643,373
	United States: 50.6%
1,370	AbbVie Inc.	61,280
910	Aflac Inc.	56,411
1,340	Arthur J Gallagher	58,491
1,220	Coca-Cola Co./The	46,214
720	General Dynamics Corp.	63,014
2,060	H&R Block, Inc.	54,920
770	Illinois Tool Works Inc.	58,728
700	Johnson & Johnson	60,683
1,063	Kraft Foods Inc. - Class A	55,744

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON INFLATION MANAGED DIVIDEND FUND™
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares	Common Stocks: 97.5%	Value

	United States: 50.6% - continued
640	L-3 Communications Holdings Inc.	$60,480
1,450	Mattel Inc.	60,697
1,140	Merck & Co Inc	54,275
1,550	Microsoft Corp.	51,631
1,920	Mondelez International Inc.	60,328
770	Northrop Grumman Corp.	73,350
2,070	Pfizer Inc.	59,430
770	Procter & Gamble Co/The	58,204
1,060	Reynolds American Inc.	51,707
		1,045,587

	Total Common Stocks	2,013,987
	(cost $1,662,387)

	Total Investments in Securities	2,013,987
	(cost $1,662,387) - 97.5%

	Other Assets less Liabilities - 2.5%	52,593

	Net Assets: 100.0%	$2,066,580

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Principal Amount (CNH)
	Corporate Bonds: 90.6%	Value

	Auto-Cars/Light Trucks: 9.3%
21,000,000	Renault S.A., 5.625%, 10/10/14	$3,478,119
18,000,000	Volkswagen International Finance NV, 2.150%, 05/23/16	2,854,770
4,000,000	Volkswagen International Finance NV, 3.750%, 11/30/17	662,858
9,000,000	Volvo Treasury AB, 3.800%, 11/22/15	1,470,937
		8,466,684
	Casino Hotels: 0.9%
5,000,000	Galaxy Entertainment, 4.625%, 12/16/13	815,407

	Commerical Banks: 20.7%
8,000,000	Agricultural Bank Of China Ltd., 3.200%, 11/28/15	1,303,168
10,000,000	CCBL Funding PLC, 3.200%, 11/29/15	1,626,629
20,000,000	HSBC Bank PLC, 2.875%, 04/30/15	3,270,178
10,000,000	ICICI Bank Ltd., 4.000%, 6/25/16	1,598,162
20,000,000	ICICI Bank Ltd., 4.900%, 09/21/15	3,277,800
12,000,000	National Australia Bank Ltd., 2.400%, 06/18/15	1,937,748
15,000,000	Rabobank Nederland, 3.250%, 09/20/15	2,473,385
10,000,000	Societe Generale SA, 4.150%, 09/06/14	1,643,071
10,000,000	VTB Bank OJSC via VTB Capital SA, 4.500%, 10/30/15	1,635,644
		18,765,785
	Electric - Integrated: 4.9%
5,000,000	China Datang Corp., 3.600%, 4/25/16	807,262
22,000,000	China Guangdong, 3.750%, 11/01/15	3,588,129
		4,395,391
	Finance-Investment Bank/Broker: 2.6%
15,000,000	Banco BTG Pactual SA, 4.100%, 03/26/16	2,348,089

	Food-Retail: 1.9%
10,500,000	Tesco PLC, 1.750%, 09/01/14	1,689,922

	Industrial Gases: 10.7%
60,000,000	Air Liquide Finance SA, 3.000%, 09/19/16	9,662,921

	Machinery: 4.1%
5,000,000	Caterpillar Financial Services Corp., 2.900%, 03/16/14	816,684
18,000,000	Caterpillar Financial Services Corp., 3.250%, 06/26/15	2,943,011
		3,759,695
	Manufacturer: 1.1%
6,500,000	Singamas Container Holdings Ltd, 4.750%, 04/14/14	1,040,872

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Principal Amount (CNH)
	Corporate Bonds: 90.6%	Value

	Oil Company - Exploration & Production: 3.6%
20,000,000	CNPC Golden Autumn Ltd., 2.550%, 10/26/13	$3,267,428

	Oil Company - Integrated: 5.2%
29,000,000	BP Capital Markets PLC, 1.700%, 09/15/14	4,672,422

	Real Estate Operator/Developer: 14.0%
5,000,000	Central Plaza Development Ltd., 7.600%, 11/29/15	852,251
15,000,000	Gemdale Asia Holding Ltd., 5.625%, 03/21/18	2,317,190
18,500,000	Global Logistic Properties Ltd., 3.375%, 05/11/16	2,986,747
30,000,000	New World China Land Ltd., 5.500%, 02/06/18	4,930,003
10,000,000	Yanlord Land HK Co Ltd., 5.375%, 05/23/16	1,598,172
		12,684,363
	Special Purpose Banks: 3.1%
7,000,000	Export Import Bank of China/The, 3.350%, 06/18/17	1,140,824
10,000,000	Korea Development Bank/The, 3.300%, 06/21/15	1,638,524
		2,779,348
	Steel - Producers: 1.8%
10,000,000	Shanghai Baosteel Group Corp., 3.125%, 12/01/13	1,632,435

	Sovereign: 4.5%
15,000,000	China Government Bond, 2.870%, 06/27/16	2,443,925
10,000,000	China Government Bond, 3.020%, 06/27/18	1,624,037
		4,067,962
	Supranational Bank: 2.2%
12,000,000	International Bank for Reconstruction & Development, 2.00%, 06/17/14	1,949,368

	Total Corporate Bonds	81,998,092
	(cost $80,653,457)

	Short-Term Investments: 2.7%
	Certificates of Deposit: 2.7%
15,000,000	Bank of China, 3.000%, 03/17/2014	2,452,010
	Total Certificates of Deposit
	(cost $2,454,558)

	Total Investments in Securities	84,450,102
	(cost $83,108,015) - 93.3%

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at September 30, 2013 (Unaudited)

Principal Amount (CNH)
	Corporate Bonds: 90.6%	Value

	Cash: 6.5%
35,893,770	China Yuan (Offshore)	5,868,255

	Total Investments in Securities
	(cost $83,108,015): 99.8%	90,318,357

	Other Assets less Liabilities: 0.2%	221,766

	Net Assets: 100.0%	$90,540,123

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2013

Note 1 – Organization
Guinness AtkinsonTM Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”),  as an open-end management investment company.  Currently, the Trust offers eight separate series:  Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Fund (the “Asia Pacific Dividend Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy  Fund”),  Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Inflation Managed Dividend FundTM (the “Inflation Managed Dividend FundTM”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which  (each a “Fund” and collectively, the “Funds”) are covered by this report.  Except for the Inflation Managed Dividend FundTM, each Fund is a non-diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Inflation Managed Dividend FundTM began operations on March 30, 2012.

The Alternative Energy Fund’s and Asia Focus Fund’s investment objective is long-term capital appreciation.  The Asia Pacific Dividend Fund’s investment objective is to provide investors with dividend income and long-term capital growth.  The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.  The Global Energy Fund’s and Global Innovators Fund’s investment objective is long-term capital appreciation.  The Renminbi Yuan & Bond Fund’s investment objective is to seek total return.  Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit.  The Inflation Managed Dividend Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies
The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading.  Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices.  Debt securities are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Investment Advisor in accordance with procedures established by the Board of Trustees.  In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  Short-term investments are stated at cost, combined with accrued interest, which approximates market value.  Realized gains and losses from securities transactions are calculated using the identified cost method.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2013

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period.  The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency transactions in the respective Fund’s statement of operations.

B.
Security Transactions, Dividend Income and Distributions.  Security transactions are accounted for on the trade date.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Realized gains and losses from securities transactions are calculated using the identified cost method.

C.
Concentration of Risk.  The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors.  The Asia Focus Fund invests substantially all of its assets in the Asian continent.  The Asia Pacific Dividend Fund invests primarily in dividend-producing equity securities of Asia Pacific companies.  The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments.  The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions.  The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

Note 3 – Federal Income Tax Information
At September 30, 2013, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Fund	China & Hong Kong Fund
Cost of investments	$28,036,861	$18,247,283	$3,658,733	$75,626,529
Gross unrealized appreciation	2,561,429	5,988,846	1,178,610	40,844,085
Gross unrealized depreciation	(8,751,141)	(1,917,153)	(350,442)	(4,947,831)
Net unrealized appreciation (depreciation) on investments	(6,189,712)	4,071,693	828,168	35,896,254

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2013

	Global Energy Fund	Global Innovators Fund	Inflation Managed Dividend FundTM	Renminbi Yuan & Bond Fund
Cost of investments	$64,792,822	$37,173,336	$1,662,387	$83,108,015
Gross unrealized appreciation	14,814,314	8,816,771	359,529	1,588,946
Gross unrealized depreciation	(8,833,493)	(4,432,777)	(7,929)	(246,859)
Net unrealized appreciation (depreciation) on investments	5,980,821	4,383,994	351,600	1,342,087

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2013, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Basic Materials	$610,456	$-	$-	$610,456
Energy	10,543,895	759,094	-	11,302,989
Industrial	4,677,044	1,426,136	-	6,103,180
Utilities	3,276,559	553,965	-	3,830,524
Total Investments, at Value	$19,107,954	$2,739,195	$-	$21,847,149
Total Assets	$19,107,954	$2,739,195	$-	$21,847,149

(a)	Applied Intellectual Capital Ltd. fair valued at zero as the company has been delisted since 2009.

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Basic Materials	$652,576	$639,846	$-	$1,292,422
Communications	772,534	1,277,409	-	2,049,943
Consumer, Cyclical	2,094,027	1,097,083	-	3,191,110
Consumer, Non-cyclical	368,184	-	-	368,184
Energy	1,858,107	2,913,551	-	4,771,658
Exchange Traded Funds (“ETFs”)	-	585,706	-	585,706
Financial	1,436,136	717,433	-	2,153,569
Industrial	1,018,335	1,842,583	-	2,860,919
Technology	1,723,628	2,052,920	-	3,776,548
Utilities	1,268,918	-	-	1,268,918
Total Investments, at Value	$11,192,445	$11,126,531	-	$22,318,976
Total Assets	$11,192,445	$11,126,531	$-	$22,318,976

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2013

Asia Pacific Dividend Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Basic Materials	$-	$208,216	$-	$208,216
Communications	162,759	506,886	-	669,645
Consumer, Cyclical	217,260	-	-	217,260
Consumer, Non-cyclical	478,792	-	-	478,792
Energy	492,907	70,528	-	563,435
Financial	624,155	353,268	-	977,423
Industrial	58,598	312,850	-	371,448
Technology	391,230	235,214	-	626,444
Utilities	259,715	114,523	-	374,238
Total Investments, at Value	$2,685,416	$1,801,485	-	$4,486,901
Total Assets	$2,685,416	$1,801,485	$-	$4,486,901

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Basic Materials	$2,108,176	$2,683,798	$-	$4,791,974
Communications	16,227,592	7,888,918	-	24,116,510
Consumer, Cyclical	5,750,646	12,247,333	-	17,997,979
Consumer, Non-cyclical	1,223,224	-	-	1,223,224
Energy	1,532,817	15,892,162	-	17,424,979
Exchange Traded Funds (“ETFs”)	2,851,071	-	-	2,851,071
Financial	7,578,839	15,418,040	-	22,996,879
Industrial	2,439,536	8,187,535	-	10,627,071
Technology	-	5,781,857	-	5,781,857
Utilities	3,711,239	-	-	3,711,239
Total Investments, at Value	$43,423,140	$68,099,643	-	$111,522,783
Total Assets	$43,423,140	$68,099,643	$-	$111,522,783

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Energy	$63,847,703	$6,867,439	$-	$70,715,142
Industrial	58,501	-	-	58,501
Total Investments, at Value	$63,906,204	-	-	$70,773,643
Total Assets	$63,906,204	$6,867,439	$-	$70,773,643

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2013

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Global Energy Fund	Common Stock	Warrant
Balance as of 12/31/12	$228,228	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(68,862)	-
Cost of purchases	-	-
Proceeds from sales	-	-
Accrued interest	-	-
Transfers into Level 3	-	-
Transfers out of Level 3*	159,366	-
Balance as of 9/30/13	$-	$-
Net change in unrealized depreciation on Level 3 investments held as of 9/30/13†	(68,862)	$-

*	The amount of transfers out is reflected at the securities’ fair value on the date of transfer.
†	Included in the related amounts on the Statements of Operations.

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Communications	$9,380,156	$-	$-	$9,380,156
Consumer, Cyclical	4,044,619	-	-	4,044,619
Consumer, Non-cyclical	3,042,671	-	-	3,042,671
Energy	1,560,154	-	-	1,560,154
Financial	6,166,398	-	-	6,166,398
Industrial	4,661,344	-	-	4,661,344
Technology	12,701,988	-	-	12,701,988
Total Investments, at Value	$41,557,330	-	-	$41,557,330
Total Assets	$41,557,330	$-	$-	$41,557,330

Inflation Managed Dividend FundTM
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Communications	$48,530	$59,029	$-	$107,559
Consumer, Cyclical	60,697	-	-	60,697
Consumer, Non-cyclical	685,117	153,455	-	838,572
Energy	45,846	107,239	-	153,085
Financial	345,074	-	-	345,074
Industrial	457,369	-	-	457,369
Technology	51,631	-	-	51,631
Total Investments, at Value	$1,694,264	$319,723	-	$2,013,987
Total Assets	$1,694,264	$319,723	$-	$2,013,987

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2013

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3		Total
Cash	$5,868,255	$-		$-	$5,868,255
Investments, at value
Corporate Bonds	$-	$81,998,092	$		$81,998,092
Total Investments, at Value	-	81,998,092		-	81,998,092
Certificate of Deposits	-	2,452,010			2,452,010
Total Assets	$5,868,255	$84,450,102		$-	$90,318,357

1
Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index.  Significant movements were deemed to have occurred at September 30, 2013 and therefore such securities were classified as Level 1.  As a result, securities still held by the Alternative Energy Fund, Asia Focus Fund, Asia Pacific Dividend Fund, China & Hong Kong Fund, Global Energy Fund, Global Innovators Fund, and Inflation Managed Dividend Fund were transferred from Level 2 into Level 1 with an end of period value of $5,814,381, $8,724,972 $1,726,582, $31,593,121, $14,840,246, $1,505,680, and $477,023 respectively.  There were no securities transferred between Level 1 and Level 2 in the Renminbi Yuan & Bond Fund.

Item 2.	Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	11/18/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	11/18/13

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/18/13